COMMITMENTS AND CONTINGENCIES	9 Months Ended
Sep. 30, 2016
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
12.	COMMITMENTS AND CONTINGENCIES

(a)	Capital Commitments

As of September 30, 2016, the Group had capital commitments contracted for but not incurred mainly for the construction and acquisition of property and equipment for Studio City, City of Dreams Manila and City of Dreams totaling $112,359 including advance payments for construction costs of $8,355.

(b)	Other Commitments

Regular/Provisional License

On August 10, 2016, the SC issued its decision in the case of Bloomberry Resorts and Hotels, Inc. vs. the BIR, G. R. No. 212530 in the favor of Bloomberry Resorts and Hotels, Inc. Accordingly, the SC ruled that Bloomberry Resorts and Hotels, Inc., as a licensee of PAGCOR, should be exempt from tax, income or otherwise, as well as exempt from any form of charges, fees, levies of whatever nature, whether national or local, except a 5% franchise tax on the gross revenue or earnings derived by PAGCOR on its operations under the franchise. On August 15, 2016, PAGCOR discontinued the temporary license fee reallocation which allowed the licensees under the regular license for the establishment and operation of City of Dreams Manila to reallocate 10% of the license fees for payment of corporate income taxes. The BIR subsequently filed a Motion for Reconsideration of the said decision which is currently pending with the SC.

For the nine months ended September 30, 2016, other than the discontinuation of the reallocation of the 10% of the license fees by PAGCOR as mentioned above, there is no significant change to the terms of other commitments as disclosed in the Company’s audited consolidated financial statements as of December 31, 2015.

(c)	Guarantees

As of September 30, 2016, there is no significant change to the guarantees as disclosed in the Company’s audited consolidated financial statements as of December 31, 2015, except for the amount of trade credit facility being utilized as disclosed below.

Trade Credit Facility

In October 2013, Studio City Developments Limited, a subsidiary of the Company, entered into a trade credit facility of HK$200,000,000 (equivalent to $25,707) (“Trade Credit Facility”) with a bank to meet certain payment obligations of the Studio City project. The Trade Credit Facility is available until August 31, 2017 and guaranteed by Studio City Company Limited (“Studio City Company”). As of September 30, 2016, approximately $643 of the Trade Credit Facility had been utilized.

(d)	Litigation

As of September 30, 2016, the Group is a party to certain other legal proceedings which relate to matters arising out of the ordinary course of its business. Management believes that the outcome of such proceedings would have no material impact on the Group’s financial statements as a whole.